Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of cash and cash equivalents	The following represents a reconciliation of cash and cash equivalents in the condensed consolidated balance sheets to total cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows as of September 30, 2022 and December 31, 2021 (in thousands).

	As of
	September 30, 2022	December 31, 2021
Cash and cash equivalents	$50,370	$128,318
Restricted cash (presented within Other current assets)	664	414
Cash, cash equivalents and restricted cash	$51,034	$128,732
The following represents a reconciliation of cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statement of cash flows as of December 31, 2021 and December 31, 2020.

	Year Ended December 31,
	2021	2020
Cash and cash equivalents	$128,318	$60,495
Restricted cash (presented within Other current assets)	414	414
Cash, cash equivalents and restricted cash	$128,732	$60,909

Customer concentration risk
Customers representing 10% or greater of revenue were as follows for the nine months ended September 30, 2022 and 2021:

	Nine months ended September 30,
	2022	2021
Customer A	24%	16%
Customer B	10%	—%
Customer C	10%	3%
Customer D	8%	34%
Customer E	8%	12%
Customers representing 10% or greater of revenue were as follows for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
Customer A	27%	28%
Customer B	15%	27%
Customer C	12%	22%

Schedule of error corrections	The effects of the correction of these errors on the relevant financial statement line items is as follows:

	Year Ended December 31, 2021
	As Previously Reported	Adjustments	as Restated
Consolidated Balance Sheet
Equity method investments	26,479	(1,727)	24,752
Total assets	$194,738	$(1,727)	$193,011
Accumulated deficit	(378,162)	(1,727)	(379,889)
Total shareholders’ deficit	$(353,190)	$(1,727)	$(354,917)
Total liabilities, contingently redeemable preferred equity, and shareholders' deficit	$194,738	$(1,727)	$193,011

	Year Ended December 31, 2020
	As Previously Reported	Adjustments	as Restated
Consolidated Balance Sheet
Contract assets	6,064	122	6,186
Total current assets	76,467	122	76,589
Equity method investments	24,023	(806)	23,217
Total assets	$119,664	$(684)	$118,980
Other accrued liabilities	2,775	122	2,897
Total current liabilities	$15,082	$122	$15,204
Total liabilities	$35,666	$122	$35,788
Accumulated deficit	(332,394)	(806)	(333,200)
Total shareholders’ deficit	$(310,410)	$(806)	$(311,216)
Total liabilities, contingently redeemable preferred equity, and shareholders' deficit	$119,664	$(684)	$118,980

	Year Ended December 31, 2021
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Operations and Comprehensive Loss
Revenue from contracts with customers	18,993	(122)	18,871
Revenue from related party transactions	3,915	(662)	3,253
Total revenue	$26,245	$(784)	$25,461
Cost of revenue from contracts with customers (exclusive of depreciation shown below)	(13,289)	122	(13,167)
Total cost and operating expenses	$(76,602)	$122	$(76,480)
Loss from operations	$(50,357)	$(662)	$(51,019)
Loss before income taxes	$(47,972)	$(662)	$(48,634)
Gain from equity method investees, net	2,204	(259)	1,945

Net loss	$(45,768)	$(921)	$(46,689)
Net loss allocated to common shareholders	$(82,526)	$(921)	$(83,447)
Comprehensive loss	$(45,673)	$(921)	$(46,594)
Net loss per share - basic and diluted	$(42.12)	$(0.47)	$(42.59)

	Year Ended December 31, 2020
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Operations and Comprehensive Loss
Revenue from contracts with customers	12,865	122	12,987
Revenue from related party transactions	4,752	(549)	4,203
Total revenue	$18,780	$(427)	$18,353
Cost of revenue from contracts with customers (exclusive of depreciation shown below)	(8,063)	(122)	(8,185)
Total cost and operating expenses	$(57,932)	$(122)	$(58,054)
Loss from operations	$(39,152)	$(549)	$(39,701)
Loss before income taxes	$(39,331)	$(549)	$(39,880)
Gain from equity method investees, net	2,424	(257)	2,167
Net loss	$(36,907)	$(806)	$(37,713)
Net loss allocated to common shareholders	$(68,198)	$(806)	$(69,004)
Comprehensive loss	$(36,282)	$(806)	$(37,088)
Net loss per share - basic and diluted	$(41.84)	$(0.50)	$(42.34)

	Year Ended December 31, 2021
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity (Deficit)
Accumulated deficit - Balance at December 31, 2020	$(332,394)	$(806)	$(333,200)
Total shareholders’ deficit – balance at December 31, 2020	$(310,410)	$(806)	$(311,216)
Net loss	(45,768)	(921)	(46,689)
Accumulated deficit - balance at December 31, 2021	(378,162)	(1,727)	(379,889)
Total shareholders’ deficit – balance at December 31, 2021	$(353,190)	$(1,727)	$(354,917)

	Year ended December 31, 2020
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity (Deficit)
Accumulated deficit - Balance at December 31, 2019	$(295,487)	$—	$(295,487)
Total shareholders’ deficit – balance at December 31, 2019	$(276,592)	$—	$(276,592)
Net loss	(36,907)	(806)	(37,713)
Accumulated deficit - balance at December 31, 2020	(332,394)	(806)	(333,200)
Total shareholders’ deficit – balance at December 31, 2020	$(310,410)	$(806)	$(311,216)

	Year Ended December 31, 2021
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Cash Flows
Net loss	$(45,768)	$(921)	$(46,689)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash recognition of licensing revenue	(2,684)	662	$(2,022)
Gain from equity method investees, net	(2,204)	259	$(1,945)
Changes in operating assets and liabilities:
Contract assets	(5,636)	122	(5,514)
Accounts payable and accrued salaries and wages	1,378	(122)	1,256
Net cash used in operating activities	$(42,591)	$—	$(42,591)

	Year Ended December 31, 2020
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Cash Flows
Net loss	$(36,907)	$(806)	$(37,713)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash recognition of licensing revenue	(1,567)	549	$(1,018)
Gain from equity method investees, net	(2,424)	257	$(2,167)
Changes in operating assets and liabilities:
Contract assets	(5,483)	(122)	(5,605)
Accounts payable and accrued salaries and wages	568	122	690
Net cash used in operating activities	$(39,271)	$—	$(39,271)

	Year Ended December 31, 2021
	As Previously Reported	as Restated
Gain on dilution	$181	$503